J.P. MORGAN EQUITY FUNDS

JPMorgan Mid Cap Core Fund

JPMorgan Small Cap Equity Fund

(All Share Classes)

(each, a series of JPMorgan Trust I)

Supplement dated February 6, 2013

to the Statement of Additional Information

dated November 1, 2012, as supplemented

The portfolio managers’ information for the JPMorgan Mid Cap Core Fund and JPMorgan Small Cap Equity Fund (the “Funds”) in the section entitled “Portfolio Managers” of the Statement of Additional Information is hereby deleted in its entirety and replaced with the following:

PORTFOLIO MANAGERS

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts managed by the portfolio managers as of June 30, 2012:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets $thousands)	Number of Accounts	Total Assets ($thousands)
Mid Cap Core Fund
Don San Jose	2	2,669,873	1	153,966	2	87,602
Christopher Jones	13	12,619,265	4	1,184,009	0	0
Timothy Parton	8	4,538,234	1	693,935	2	149,564
Jonathan K.L. Simon	15	14,113,127	6	3,595,056	30	3,035,399

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets $thousands)	Number of Accounts	Total Assets ($thousands)
Small Cap Equity Fund
Don San Jose	2	578,677	1	153,966	2	87,602
Christopher Jones	13	12,619,265	4	1,184,009	0	0

SUP-SAI-PM-113

The following table shows information on the other accounts managed by the portfolio managers that have advisory fees wholly or partly based on performance as of June 30, 2012:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Mid Cap Core Fund
Don San Jose	0	0	1	99,531	0	0
Christopher Jones	0	0	0	0	0	0
Timothy Parton	0	0	0	0	0	0
Jonathan K.L. Simon	0	0	0	0	0	0

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Small Cap Equity Fund
Don San Jose	0	0	1	99,531	0	0
Christopher Jones	0	0	0	0	0	0

Portfolio Managers - Ownership of Securities

The following table indicates the dollar range of securities of the Funds beneficially owned by the portfolio managers as of June 30, 2012.

Aggregate Dollar Range of Securities in the Fund
Fund	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Mid Cap Core Fund
Don San Jose					X
Christopher Jones*	X
Timothy Parton*	X
Jonathan K.L. Simon*					X

Aggregate Dollar Range of Securities in the Fund
Fund	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Small Cap Equity Fund
Don San Jose					X
Christopher Jones*				X

*	Ownership as of January 31, 2013.

For a more complete discussion of the portfolio managers’ compensation, see the “Portfolio Manager Compensation” section in Part II of this SAI.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE